                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                 811-3363

Exact name of registrant as specified in charter:   Delaware Group Limited-Term
                                                      Government Funds

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              David F. Connor, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            December 31

Date of reporting period:                           September 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE LIMITED-TERM GOVERNMENT FUND
September 30, 2005

                                                                                                      PRINCIPAL            MARKET
                                                                                                      AMOUNT               VALUE
AGENCY ASSET-BACKED SECURITIES- 3.26%
oFannie Mae Grantor Trust Series 2004-T4 A3 4.42% 8/25/24                                             $2,135,000        $ 2,119,051
oSLMA Student Loan Trust
   Series 1997-2 A2 4.118% 1/25/10                                                                        90,779             90,814
   Series 2004-1 A1 3.69% 1/26/15                                                                      4,045,703          4,048,031
   Series 2004-5 A2 3.68% 4/25/14                                                                      2,472,055          2,473,642
   Series 2004-6 A2 3.69% 1/25/13                                                                        394,360            394,657
                                                                                                                        -----------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $9,139,243)                                                                    9,126,195
                                                                                                                        ===========
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 20.25%
oE.F. Hutton Trust III Series 1 Class A 4.711% 10/25/17                                                  203,710            203,651
Fannie Mae
   Series 1993-18 PK 6.50% 2/25/08                                                                     1,175,000          1,194,485
   Series 1993-71 PL 6.50% 5/25/08                                                                       494,711            500,295
   Series 1996-46 ZA 7.50% 11/25/26                                                                      662,193            701,197
   Series 2001-50 BA 7.00% 10/25/41                                                                      694,854            722,959
   Series 2003-122 AJ 4.50% 2/25/28                                                                      498,720            492,430
Fannie Mae Grantor Trust
   Series 2001-T10 A1 7.00% 12/25/41                                                                     783,375            815,345
   Series 2001-T8 A2 9.50% 7/25/41                                                                     1,972,042          2,161,305
   Series 2002-T1 A2 7.00% 11/25/31                                                                      432,755            450,682
   Series 2003-T1 A 3.807% 11/25/12                                                                    1,208,696          1,173,278
Fannie Mae Whole Loan
   Series 2002-W1 2A 7.50% 2/25/42                                                                       465,570            488,853
   Series 2003-W3 2A3 4.16% 6/25/42                                                                      385,043            383,160
   Series 2003-W14 1A5 4.71% 9/25/43                                                                   1,982,646          1,978,159
   Series 2003-W18 1A5 4.61% 8/25/43                                                                   2,130,000          2,114,589
   Series 2004-W3 A2 3.75% 5/25/34                                                                     1,335,000          1,318,267
   Series 2004-W9 2A1 6.50% 2/25/44                                                                      524,302            540,441
Federal Home Loan Bank System Series 6T-9009 1 3.84% 11/25/09                                          2,008,543          1,957,269
Freddie Mac
   Series 1490 CA 6.50% 4/15/08                                                                          187,188            189,194
   Series 2480 EH 6.00% 11/15/31                                                                         774,029            778,931
   Series 2550 QX 4.75% 6/15/27                                                                          700,000            699,735
   Series 2552 KB 4.25% 6/15/27                                                                        1,496,322          1,492,257
   Series 2575 PT 4.50% 6/15/24                                                                        2,783,665          2,767,268
   Series 2627 KP 2.87% 12/15/16                                                                         890,012            842,057
   Series 2662 MA 4.50% 10/15/31                                                                         860,482            838,869
   Series 2902 LC 5.50% 12/15/17                                                                         930,000            940,739
   Series 2915 KP 5.00% 11/15/29                                                                         640,000            629,074
   Series 2936 PC 5.00% 9/15/30                                                                        1,065,000          1,045,493
   Series 2981 NC 5.00% 4/15/31                                                                          650,000            636,917
Freddie Mac Stated Final Series SF5 GC 2.95% 12/15/09                                                  3,013,125          2,914,946
Freddie Mac Structured Pass Through Securities
   Series T-42 A5 7.50% 2/25/42                                                                          164,960            173,893
   Series T-56 A2A 2.842% 7/25/36                                                                        484,582            482,956
   Series T-56 A3B 4.406% 8/25/39                                                                      1,000,000            992,968
   Series T-58 2A 6.50% 9/25/43                                                                        2,816,409          2,897,171
GNMA
   Series 2002-28 B 5.779% 7/16/24                                                                     6,000,000          6,203,859
   Series 2002-61 BA 4.648% 3/16/26                                                                    2,604,491          2,591,652
   Series 2003-43 B 4.374% 4/16/33                                                                     5,000,000          4,862,047
   Series 2003-72 C 4.86% 2/16/30                                                                      2,500,000          2,494,880
   Series 2003-78 B 5.11% 10/16/27                                                                     5,000,000          5,025,264
                                                                                                                        -----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $57,250,443)                                                      56,696,535
                                                                                                                        ===========
AGENCY MORTGAGE-BACKED SECURITIES- 35.64%
Fannie Mae
   4.50% 3/1/14                                                                                        2,588,175          2,559,058
   5.50% 5/15/09 to 1/1/13                                                                             2,717,139          2,756,422
   6.00% 9/1/12                                                                                        2,256,095          2,318,843
   6.215% 6/1/08                                                                                       1,241,583          1,276,115
   6.50% 8/1/17                                                                                          531,797            549,080
   6.52% 1/1/08 to 2/1/08                                                                              3,290,903          3,380,733
   6.765% 1/1/07                                                                                       2,493,245          2,530,644
   7.00% 11/15/16                                                                                      1,835,168          1,906,855
   7.41% 4/1/10                                                                                        4,837,817          5,303,457
   8.00% 8/15/07                                                                                         143,212            147,061
   9.00% 11/1/15                                                                                         246,551            267,199

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
   10.00% 10/1/30                                                                                        176,880            198,659
   10.50% 6/1/30                                                                                          91,356            103,432
   16.00% 11/15/12                                                                                       319,598            400,746
oFannie Mae ARM
   3.028% 6/1/34                                                                                       1,169,049          1,161,638
   3.747% 8/1/34                                                                                       1,255,505          1,251,841
   4.160% 12/1/33                                                                                      1,848,710          1,899,812
   4.943% 11/1/33                                                                                      3,518,304          3,480,564
   5.073% 8/1/35                                                                                         892,093            889,863
Fannie Mae Balloon 7 yr
   4.00% 8/1/10                                                                                        2,221,736          2,180,079
   5.00% 8/1/11                                                                                        3,133,947          3,151,575
Fannie Mae FHAVA
   7.25% 4/1/09                                                                                           12,234             12,612
   7.50% 3/1/25                                                                                           75,121             79,605
   8.50% 8/1/09                                                                                           14,118             14,758
   10.00% 1/1/19                                                                                          70,226             79,092
   11.00% 8/1/10 to 12/1/15                                                                              685,959            754,594
Fannie Mae GPM 11.00% 11/1/10                                                                             22,941             24,927
Fannie Mae Relocation 30 yr 5.00% 9/1/33                                                                 909,677            901,433
Fannie Mae S.F. 15 yr
   5.00% 7/1/19                                                                                          709,557            708,226
   6.00% 12/1/08 to 6/1/17                                                                             3,272,050          3,360,070
   7.50% 4/1/11                                                                                           21,383             22,559
   8.00% 10/1/09 to 10/1/16                                                                            2,004,946          2,138,234
   8.50% 3/1/08                                                                                           29,629             29,786
Fannie Mae S.F. 15 yr TBA
   4.50% 10/1/20                                                                                       1,420,000          1,390,713
   5.00% 10/1/20                                                                                       1,420,000          1,416,450
   5.50% 10/1/35                                                                                       1,290,000          1,308,947
Fannie Mae S.F. 20 yr 6.50% 2/1/22                                                                       705,684            731,926
Fannie Mae S.F. 30 yr
   5.50% 3/1/29 to 4/1/29                                                                              2,242,148          2,245,651
   6.00% 8/1/35 to 8/1/35                                                                              1,425,385          1,449,884
   7.00% 8/1/32 to 7/1/35                                                                              1,571,720          1,645,600
   7.50% 12/1/10 to 11/1/31                                                                              420,731            441,110
   8.00% 6/1/07 to 5/1/24                                                                              1,011,056          1,080,778
   8.50% 11/1/07 to 8/1/17                                                                               549,208            581,762
   9.00% 8/1/22                                                                                          722,028            785,883
   9.25% 3/1/09 to 3/1/20                                                                                 83,809             90,731
   10.00% 2/1/25                                                                                       1,350,666          1,522,875
   11.00% 7/1/12 to 8/1/20                                                                               351,893            396,414
   11.50% 11/1/16                                                                                        119,860            135,105
   12.50% 2/1/11                                                                                           3,792              4,140
   13.00% 7/1/15                                                                                          42,656             47,348
Fannie Mae S.F. 30 yr TBA
   5.00% 10/1/35                                                                                         710,000            695,134
   6.00% 10/1/35                                                                                         810,000            823,669
Freddie Mac
   6.00% 1/1/17                                                                                          866,145            886,716
   6.50% 6/17/14 to 3/1/16                                                                             1,617,763          1,653,634
   9.00% 3/17/08                                                                                          11,453             11,464
oFreddie Mac ARM
   3.733% 4/1/34                                                                                         696,370            704,422
   3.871% 4/1/33                                                                                       2,017,183          2,051,779
Freddie Mac Balloon 5 yr
   4.00% 3/1/08 to 8/1/08                                                                              2,773,289          2,735,156
   4.50% 1/1/10                                                                                          210,234            210,169
Freddie Mac Balloon 7 yr
   4.50% 12/1/10                                                                                       1,387,126          1,380,190
   5.00% 6/1/11 to 11/1/11                                                                               822,516            826,885
   6.00% 4/1/09                                                                                           74,721             75,819
Freddie Mac FHAVA
   8.00% 3/1/08                                                                                           37,164             38,139
   8.50% 1/1/09                                                                                           16,837             17,684
   9.50% 2/1/10                                                                                           67,880             70,616
   11.00% 2/1/14 to 11/1/15                                                                               26,076             28,252
Freddie Mac Relocation 15 yr 3.50% 9/1/18 to 10/1/18                                                   4,982,175          4,670,789
Freddie Mac Relocation 30 yr
   5.00% 9/1/33                                                                                        3,197,305          3,169,328
   6.50% 10/1/30                                                                                           4,474              4,604
Freddie Mac S.F. 15 yr
   4.00% 2/1/14                                                                                        5,232,378          5,091,759
   6.00% 10/1/10                                                                                          30,481             31,348
   6.50% 6/1/11                                                                                           63,141             65,232
   7.50% 4/1/11                                                                                          111,928            118,154
   8.00% 7/1/16                                                                                          369,871            395,184
   9.00% 10/1/06                                                                                             472                475

Freddie Mac S.F. 20 yr 5.50% 9/1/24                                                                    2,554,685          2,572,248
Freddie Mac S.F. 30 yr
   7.00% 11/1/33                                                                                       1,447,950          1,513,560
   8.00% 10/1/07 to 5/1/31                                                                             1,526,868          1,598,895
   8.25% 3/1/09                                                                                          133,911            137,217
   8.50% 12/1/08 to 11/1/10                                                                              161,422            167,259
   8.75% 5/1/10                                                                                           81,243             85,356
   9.00% 6/1/09 to 9/1/30                                                                                800,851            882,045
   9.50% 6/1/16                                                                                           14,022             14,772
   9.75% 12/1/08                                                                                          18,148             19,101
   11.00% 11/1/19 to 5/1/20                                                                               42,409             47,537
   11.50% 6/1/15 to 3/1/16                                                                               631,921            712,201
Freddie Mac Tiered Payment 9.50% 11/1/05                                                                   7,626              7,653
GNMA I Buydown 30 yr 10.50% 11/15/15                                                                      99,251            111,006
GNMA I GPM
   11.00% 7/15/10                                                                                         23,640             25,641
   11.50% 4/15/10                                                                                         17,083             18,684
   12.25% 1/15/14 to 1/15/14                                                                              18,477             20,527
GNMA I Mobile Home 6.50% 9/15/10                                                                          28,205             29,316
GNMA I S.F. 15 yr
   6.00% 2/15/09 to 6/15/09                                                                              310,092            317,383
   7.50% 7/15/10 to 9/15/10                                                                              492,771            508,923
   9.00% 11/15/06                                                                                          5,420              5,446
GNMA I S.F. 30 yr
   6.00% 4/15/33                                                                                         765,844            784,751
   7.00% 5/15/28                                                                                         630,343            664,027
   7.50% 12/15/23 to 12/15/31                                                                            782,574            833,367
   8.00% 6/15/30                                                                                          30,748             32,938
   9.00% 10/15/09 to 2/15/17                                                                             220,196            234,841
   9.50% 6/15/16 to 11/15/17                                                                              62,797             69,288
   11.00% 12/15/09 to 5/15/20                                                                            362,346            399,538
GNMA II GPM 9.75% 12/20/16 to 9/20/17                                                                     22,821             25,249
GNMA II S.F. 15 yr 7.50% 3/20/09                                                                          21,320             22,127
GNMA II S.F. 30 yr
   9.50% 11/20/20 to 11/20/21                                                                            275,163            305,030
   10.50% 6/20/20                                                                                          2,542              2,872
   11.00% 9/20/15 to 10/20/15                                                                            152,162            167,412
   11.50% 12/20/17 to 10/20/18                                                                            89,730             99,887
   12.00% 4/20/14 to 5/20/16                                                                             318,391            358,307
   12.50% 10/20/13 to 1/20/14                                                                            117,591            131,505
                                                                                                                         ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $100,821,489)                                                              99,797,399
                                                                                                                         ==========
AGENCY OBLIGATIONS- 2.88%
Federal Home Loan Bank
   3.50% 9/15/06                                                                                         670,000            664,653
   3.625% 2/16/07                                                                                      1,500,000          1,485,078
   4.875% 11/15/06                                                                                       115,000            115,621
^Freddie Mac Principal Strip 3.57% 10/15/08                                                            6,630,000          5,796,562
                                                                                                                         ----------
TOTAL AGENCY OBLIGATIONS (COST $8,200,282)                                                                                8,061,914
                                                                                                                         ==========
COMMERCIAL MORTGAGE-BACKED SECURITIES- 1.38%
Bank of America Commercial Mortgage Securities Series 2005-1 A3 4.877% 11/10/42                          785,000            784,490
GE Capital Commercial Mortgage Trust Series 2005-C2 A2 4.706% 5/10/43                                    790,000            785,181
LB-UBS Commercial Mortgage Trust Series 2005-C5 A2 4.885% 9/15/40                                      1,030,000          1,031,433
Merrill Lynch Mortgage Trust
   Series 2005-CIP1 A2 4.96% 7/12/38                                                                     270,000            270,825
   oSeries 2005-CIP1 B 5.101% 7/12/38                                                                    340,000            340,543
Morgan Stanley Capital I
   Series 1998-XL1 A2 6.45% 6/3/30                                                                       173,615            173,591
   Series 2005-HQ6 A2A 4.882% 8/13/42                                                                    475,000            473,835
                                                                                                                         ----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $3,883,561)                                                             3,859,898
                                                                                                                         ==========
CORPORATE BONDS- 2.65%
Brokerage - 0.54%
Merrill Lynch
   o3.97% 3/12/07                                                                                        500,000            499,220
   6.00% 2/17/09                                                                                         500,000            520,511
oMorgan Stanley 3.98% 11/24/06                                                                           490,000            490,743
                                                                                                                         ----------
                                                                                                                          1,510,474
                                                                                                                         ----------
Consumer Non-Cyclical - 0.14%
Kraft Foods 4.625% 11/1/06                                                                               400,000            400,242
                                                                                                                         ----------
                                                                                                                            400,242
                                                                                                                         ----------
Electric - 0.40%
FPL Group Capital 4.086% 2/16/07                                                                         115,000            114,281
Southern Capital Funding 5.30% 2/1/07                                                                  1,000,000          1,008,362
                                                                                                                         ----------
                                                                                                                          1,122,643
                                                                                                                         ----------
Financial/Other - 1.57%
o#Premium Asset Trust Series 2005-2 144A 3.944% 2/2/07                                                 4,400,000          4,400,001
                                                                                                                         ----------
                                                                                                                          4,400,001
                                                                                                                         ----------
TOTAL CORPORATE BONDS (COST $7,492,253)                                                                                   7,433,360
                                                                                                                         ==========

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
MUNICIPAL BONDS- 0.29%
oMassachusetts State Special Obligation Revenue Loan 3.755% 6/1/22 (FSA)                                 750,000            823,380
                                                                                                                         ----------
TOTAL MUNICIPAL BONDS (COST $829,489)                                                                                       823,380
                                                                                                                         ==========
NON-AGENCY ASSET-BACKED SECURITIES- 7.63%
AmeriCredit Automobile Receivables Trust
   Series 2001-C A4 5.01% 7/14/08                                                                        297,289            297,875
   Series 2001-D A4 4.41% 11/12/08                                                                       446,810            447,113
CIT Equipment Collateral Series 2005-VT1 A4 4.36% 11/20/12                                             2,230,000          2,216,933
oCountrywide Asset-Backed Certificates
   Series 2004-S1 A2 3.872% 3/25/20                                                                      775,000            762,423
   Series 2005-12 2A2 4.898% 2/25/36                                                                   1,070,000          1,070,000
Equity One ABS Series 2004-1 AF3 3.054% 4/25/34                                                        1,510,000          1,495,213
oGMAC Mortgage Corp Loan Trust Series 2004-HE5 A2 3.685% 9/25/35                                       2,400,000          2,376,676
Harley-Davidson Motorcycle Trust Series 2003-4 Class A1 1.47% 4/15/08                                    324,697            322,964
oNovaStar Home Equity Loan Series 2004-4 A2B 4.17% 3/25/35                                             1,225,000          1,228,166
Renaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 2/25/35                                      870,000            858,470
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 4.06% 12/25/34                                                                  565,000            565,772
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                     755,000            748,552
Residential Asset Securities Series 1999-KS1 AI8 6.32% 4/25/30                                         1,597,117          1,593,133
Residential Funding Mortgage Securities II
   Series 2003-HS2 AI3 3.17% 3/25/18                                                                   2,007,000          1,972,360
   oSeries 2005-HI2 A1 3.97% 5/25/35                                                                     434,220            434,230
#Sierra Receivables Funding Company 144A
   Series 2003-1A 3.09% 1/15/14                                                                          558,409            548,364
   Series 2003-2A A1 3.03% 12/15/15                                                                      414,319            403,392
Structured Asset Securities
   Series 2005-NC1 A2 3.92% 2/25/35                                                                    1,240,000          1,224,100
   Series 2005-4XS 1A2B 4.67% 3/25/35                                                                  1,685,000          1,662,523
WFS Financial Owner Trust Series 2002-1 A4A 4.87% 9/20/09                                              1,125,564          1,127,542
                                                                                                                         ----------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES (COST $21,572,658)                                                              21,355,801
                                                                                                                         ==========
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 10.59%
Bank of America Alternative Loan Trust
   Series 2004-11 1CB1 6.00% 12/25/34                                                                  1,929,829          1,964,706
   Series 2005-5 2CB1 6.00% 6/25/35                                                                      553,690            561,078
oBank of America Mortgage Securities
   Series 2004-E 1A1 3.522% 6/25/34                                                                      899,181            885,015
   Series 2005-F 2A3 4.741% 7/25/35                                                                    1,195,397          1,184,191
Bear Stearns Adjustable Rate Mortgage Trust Series 05-10 A1B 4.75% 10/31/35                              300,000            298,313
Countrywide Alternative Loan Trust
   oSeries 2004-J7 1A2 4.673% 8/25/34                                                                    710,000            708,503
   Series 2005-63 3A1 5.934% 11/25/35                                                                    450,000            454,711
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                     672,503            688,265
   oSeries 2003-AR22 2A3 4.107% 9/25/33                                                                  699,817            696,575
   Series 2004-1 3A1 7.00% 2/25/34                                                                       333,772            341,639
oDeutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                                            269,364            268,820
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                       1,291,070          1,313,038
#GSMPS Mortgage Loan Trust 144A
   Series 1998-2 A 7.75% 5/19/27                                                                         486,263            514,127
   Series 1999-3 A 8.00% 8/19/29                                                                       1,187,085          1,264,143
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                   1,397,408          1,525,607
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19                                          1,111,208          1,124,240
Indymac Index Mortgage Loan Trust Series 2005-AR25 1A1 5.935% 9/25/35                                  1,990,000          2,008,657
oJ.P. Morgan Mortgage Trust Series 2004-A5 4A2 4.85% 12/25/34                                            748,640            743,597
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34                                      861,802            920,163
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                      1,043,557          1,043,557
Nomura Asset Acceptance
   oSeries 2004-AP2 A2 4.099% 7/25/34                                                                    619,350            617,997
   Series 2005-WF1 2A2 4.786% 3/25/35                                                                  1,205,000          1,191,051
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                     622,209            638,864
   Series 2004-SL4 A3 6.50% 7/25/32                                                                      602,958            615,756
oWashington Mutual
   Series 2003-AR4 A7 3.95% 5/25/33                                                                    1,253,251          1,229,695
   Series 2004-AR4 A2 2.98% 6/25/34                                                                    1,720,000          1,692,426
   Series 2005-AR3 A1 4.661% 3/25/35                                                                   1,446,753          1,430,433
Washington Mutual Alternative Mortgage Pass-Through Certificates
   Series 2005-1 5A2 6.00% 3/25/35                                                                       519,554            523,133
   Series 2005-1 6A2 6.50% 3/25/35                                                                       121,748            123,059
oWells Fargo Mortgage Backed Securities Trust
   Series 2004-DD 2A3 4.535% 1/25/35                                                                     835,000            827,400
   Series 2004-I 1A1 3.385% 7/25/34                                                                    2,257,640          2,246,867
                                                                                                                         ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $29,966,313)                                                  29,645,626
                                                                                                                         ==========

U.S. TREASURY OBLIGATIONS- 15.04%
U.S. Treasury Bond 12.00% 8/15/13                                                                      1,930,000          2,335,074
U.S. Treasury Inflation Index Notes
   2.00% 1/15/14                                                                                         206,181            210,539
   *2.00% 7/15/14                                                                                      5,503,603          5,623,779
   3.00% 7/15/12                                                                                       6,438,105          7,007,980
   4.25% 1/15/10                                                                                       3,112,070          3,481,995
U.S. Treasury Notes
   1.625% 2/28/06                                                                                      1,445,000          1,432,414
   3.625% 4/30/07                                                                                      3,790,000          3,759,210
   3.75% 3/31/07                                                                                       1,665,000          1,654,855
   4.125% 8/15/10                                                                                      3,875,000          3,858,806
   4.25% 8/15/15                                                                                       5,225,000          5,193,979
^U.S. Treasury Strip 4.254% 11/15/13                                                                  10,735,000          7,552,181
                                                                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $42,848,061)                                                                       42,110,812
                                                                                                                       ============
REPURCHASE AGREEMENTS- 1.65%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $1,906,516,
collateralized by $255,000 U.S. Treasury Bills
due 2/16/06, market value $251,391,
$77,000 U.S. Treasury Notes 1.50%
due 3/31/06, market value $75,719,
$638,000 U.S. Treasury Notes 1.87%
due 1/31/06, market value $636,483,
$555,000 U.S. Treasury Notes 2.37%
due 8/15/06, market value $549,261,
$246,000 U.S. Treasury Notes 2.50%
due 5/31/06, market value $245,842,
$115,000 U.S. Treasury Notes 2.75%
due 7/31/06, market value $114,239,
$16,000 U.S. Treasury Notes 2.875%
due 11/30/06, market value $15,473, and
$55,000 U.S. Treasury Notes 4.625%
due 5/15/06, market value $56,071)                                                                     1,906,000          1,906,000

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $2,712,735,
collateralized by $2,812,000 U.S. Treasury Bills
due 3/2/06, market value $2,767,496)                                                                   2,712,000          2,712,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $4,618,000)                                                                             4,618,000
                                                                                                                       ============
TOTAL MARKET VALUE OF SECURITIES - 101.26%
   (cost $286,621,792)                                                                                                  283,528,920
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (1.26%)                                                    (3,525,474)
                                                                                                                       ============
NET ASSETS APPLICABLE TO 33,604,053 SHARES OUTSTANDING - 100.00%                                                       $280,003,446
                                                                                                                       ============

^Zero coupon security. The interest rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 5 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of September 30,
 2005.
*Fully or partially pledged as collateral for financial futures contracts.

SUMMARY OF ABBREVIATIONS:
ARM - Adjustable Rate Mortgage
FHAVA - Federal Housing Administration & Veterans Administration
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GPM - Graduated Payment Mortgage
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To Be Announced
yr - Year

The following futures contracts were outstanding at September 30, 2005:
FUTURES CONTRACTS(1)

                                                                                                          UNREALIZED
           CONTRACTS                      NOTIONAL             NOTIONAL                                  APPRECIATION
         TO BUY (SELL)                 COST (PROCEEDS)          VALUE             EXPIRATION DATE       (DEPRECIATION)
         -------------                 ---------------          -----             ---------------       --------------
(177) U.S. Treasury 2 year notes        $(36,613,820)        $(36,442,641)           12/31/05               $171,179
   51 U.S. Treasury 5 year notes           5,503,878            5,449,828            12/31/05                (54,050)
                                                                                                            --------
                                                                                                            $117,129
                                                                                                            ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 3 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Broad of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                             $286,752,909
                                                ------------
Aggregate unrealized appreciation                    568,112
Aggregate unrealized depreciation                 (3,792,101)
                                                ------------
Net unrealized depreciation                     $ (3,223,989)
                                                ------------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $26,969,464 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $9,442,127 expires in 2005, $5,505,504 expires in 2007, $5,888,621 expires in 2008 and
$6,133,212 expires in 2012.

3. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

4. SWAP AGREEMENTS
During the period ended September 30, 2005, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. At September 30, 2005 the Fund had no outstanding total return swap agreements.

5. CREDIT AND MARKET RISKS
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund invests in private-backed CMOs only if they are 100% collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, Rule 144A securities represented approximately 3.79% of total assets and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

ITEM 2. CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Limited-Term Government Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    November 28, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Limited-Term Government Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    November 28, 2005

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    November 28, 2005


         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    November 28, 2005